Related party transactions - Pension plans (Details) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Pension plans
Disclosure of transactions between related parties [line items]
Professional fees	$ 0.1	$ 0.2	$ 0.2